Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Income before income taxes	€ 2,736,736,000	€ 1,997,615,000	€ 2,045,494,000
income tax expense (benefit)
Current tax expense			636,354,000
Deferred tax income			(10,912,000)
Total tax expense (income)	511,079,000	443,081,000	625,442,000
Germany
Disclosure of geographical areas [line items]
Income before income taxes	161,861,000	(20,363,000)	194,068,000
income tax expense (benefit)
Current tax expense	45,136,000	77,934,000	53,316,000
Deferred tax income	(34,685,000)	(36,022,000)	(23,703,000)
United States
Disclosure of geographical areas [line items]
Income before income taxes	2,191,834,000	1,589,501,000	1,491,059,000
income tax expense (benefit)
Current tax expense	261,211,000	437,201,000	437,201,000
Deferred tax income	145,700,000	(156,704,000)	(156,704,000)
Other
Disclosure of geographical areas [line items]
Income before income taxes	383,041,000	428,477,000	360,367,000
income tax expense (benefit)
Current tax expense	115,561,000	130,992,000	128,320,000
Deferred tax income	€ (21,844,000)	€ (10,320,000)	€ (14,779,000)